Quarterly Report
July 31, 2022
MFS®  Intermediate
Income Trust
MIN-Q3

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Aerospace & Defense – 1.6%
Boeing Co., 1.167%, 2/04/2023	$1,135,000	$1,120,739
Boeing Co., 1.433%, 2/04/2024	2,269,000	2,185,228
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	2,486,000	2,458,710
		$5,764,677
Asset-Backed & Securitized – 3.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.033%, 11/15/2054 (i)	$10,500,342	$684,150
ACREC 2021-FL1 Ltd., “AS”, FLR, 3.656% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	1,087,000	1,040,546
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 3.399% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	1,112,500	1,054,849
AREIT 2022-CRE6 Trust, “AS”, FLR, 3.121% (SOFR - 30 day + 1.65%), 1/16/2037 (n)	1,522,500	1,501,531
BDS 2021-FL9 Ltd., “A”, FLR, 3.226% (LIBOR - 1mo. + 1.07%), 11/16/2038 (n)	958,000	915,887
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 3.199% (LIBOR - 1mo. + 1.2%), 10/15/2036 (n)	599,000	582,151
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 3.479% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	774,500	746,267
BXMT 2021-FL4 Ltd., “AS”, FLR, 3.299% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	2,000,000	1,941,345
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,640,690
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 3.649% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	1,500,000	1,437,950
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 3.459% (LIBOR - 1mo. + 1.2%), 11/25/2036 (z)	649,088	631,276
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.759% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	199,500	193,355
Shackleton 2015-8A CLO Ltd., “A1R”, FLR, 3.629% (LIBOR - 3mo. + 0.92%), 10/20/2027 (n)	878,522	865,502
		$13,235,499
Automotive – 2.3%
Hyundai Capital America, 5.875%, 4/07/2025 (n)	$2,094,000	$2,162,496
Hyundai Capital America, 1.65%, 9/17/2026 (n)	1,000,000	893,806
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,150,000	1,018,932
Stellantis N.V., 2.691%, 9/15/2031 (n)	532,000	435,742
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,765,000	1,720,877
Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027 (n)	1,500,000	1,307,794
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	1,000,000	937,355
		$8,477,002
Broadcasting – 0.6%
Magallanes, Inc., 4.279%, 3/15/2032 (n)	$2,524,000	$2,355,574
Brokerage & Asset Managers – 2.5%
Brookfield Finance, Inc., 2.724%, 4/15/2031	$2,844,000	$2,484,128
Charles Schwab Corp., 3.3%, 4/01/2027	3,150,000	3,113,789
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	698,234
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	1,889,459
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	1,117,000	1,061,950
		$9,247,560
Business Services – 0.8%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$1,499,000	$1,315,658
Western Union Co., 1.35%, 3/15/2026	1,968,000	1,781,290
		$3,096,948
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$1,368,106
Computer Software – 0.7%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	$399,000	$418,371
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	2,054,000	2,103,502
		$2,521,873

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.3%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$2,740,978
VMware, Inc., 1.4%, 8/15/2026	2,333,000	2,101,025
		$4,842,003
Conglomerates – 0.5%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	$1,760,000	$1,747,636
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029 (n)	$860,000	$831,396
Consumer Services – 1.6%
Booking Holdings, Inc., 3.55%, 3/15/2028	$2,737,000	$2,712,817
Conservation Fund, 3.474%, 12/15/2029	563,000	530,407
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	480,000	393,274
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)	1,525,000	1,172,044
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	1,392,000	969,738
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	480,000	298,144
		$6,076,424
Containers – 0.4%
Berry Global, Inc., 1.65%, 1/15/2027	$1,542,000	$1,366,982
Electronics – 1.0%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$2,055,000	$1,758,634
Broadcom, Inc., 3.137%, 11/15/2035 (n)	1,845,000	1,483,550
Qorvo, Inc., 1.75%, 12/15/2024 (n)	634,000	594,451
		$3,836,635
Emerging Market Quasi-Sovereign – 1.0%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$613,000	$573,866
DAE Funding LLC (United Arab Emirates), 2.625%, 1/20/2025 (n)	1,000,000	934,278
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,635,000	1,452,982
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023 (n)	733,000	732,333
		$3,693,459
Energy - Integrated – 1.4%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$885,000	$918,886
Eni S.p.A., 4%, 9/12/2023 (n)	1,327,000	1,324,190
Exxon Mobil Corp., 3.294%, 3/19/2027	3,000,000	3,018,916
		$5,261,992
Financial Institutions – 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,719,000	$1,720,394
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	2,326,000	2,405,239
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	332,000	278,834
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	3,123,000	3,009,319
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	509,683
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	869,000	720,009
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,336,000	1,932,520
		$10,575,998
Food & Beverages – 2.0%
Constellation Brands, Inc., 4.4%, 11/15/2025	$3,306,000	$3,366,826
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028 (n)	937,000	933,889
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	1,451,000	1,249,067
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,931,000	1,690,743
		$7,240,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 1.6%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	$3,055,000	$2,729,887
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,286,000	1,217,124
Marriott International, Inc., 5.75%, 5/01/2025	29,000	30,255
Marriott International, Inc., 2.85%, 4/15/2031	802,000	689,705
Marriott International, Inc., 2.75%, 10/15/2033	1,750,000	1,431,987
		$6,098,958
Industrial – 0.3%
Howard University, Washington D.C., 2.757%, 10/01/2027	$1,250,000	$1,174,353
Insurance – 1.3%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$539,769
Corebridge Financial, Inc., 3.85%, 4/05/2029 (n)	2,500,000	2,375,028
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	2,000,000	1,830,645
		$4,745,442
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$867,000	$850,564
Insurance - Property & Casualty – 1.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$3,064,113
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,971,000	2,977,341
		$6,041,454
Internet – 0.4%
Baidu, Inc., 3.875%, 9/29/2023	$1,361,000	$1,364,675
Machinery & Tools – 0.9%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$472,000	$473,185
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,066,000	2,940,353
		$3,413,538
Major Banks – 11.2%
Bank of America Corp., 4.125%, 1/22/2024	$2,876,000	$2,917,119
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,224,000	2,017,524
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,435,000	1,285,043
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,723,000	1,567,252
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	919,575
Credit Suisse Group AG, 3.869% to 1/12/2028, FLR (LIBOR - 3mo. + 1.41%) to 1/12/2029 (n)	2,250,000	2,037,190
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	2,012,000	1,887,634
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	457,000	397,151
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	1,500,000	1,491,920
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	894,000	807,514
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,500,000	1,496,066
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	1,446,000	1,305,395
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	2,500,000	2,364,162
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	2,250,000	1,952,799
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,546,000	2,491,156
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,434,462
Morgan Stanley, 3.95%, 4/23/2027	1,100,000	1,085,711
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	977,000	882,263
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,621,000	2,597,756
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	585,000	574,882
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	946,000	901,554
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	770,000	747,939
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,412,421
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,088,000	1,864,761
		$41,439,249

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 1.3%
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	$1,250,000	$1,306,583
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	3,589,000	3,427,328
		$4,733,911
Metals & Mining – 2.0%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,547,000	$1,548,711
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	744,000	651,551
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	870,000	739,023
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,518,000	1,512,201
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,071,562
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,811,754
		$7,334,802
Midstream – 1.8%
Enbridge, Inc., 2.5%, 2/14/2025	$483,000	$467,051
Enbridge, Inc., 3.125%, 11/15/2029	1,506,000	1,402,451
MPLX LP, 3.5%, 12/01/2022	1,584,000	1,582,661
MPLX LP, 4%, 3/15/2028	1,395,000	1,359,943
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,370,071
Targa Resources Corp., 4.2%, 2/01/2033	357,000	335,321
		$6,517,498
Mortgage-Backed – 0.7%
Fannie Mae, 6.5%, 11/01/2031	$360,155	$388,653
Freddie Mac, 3.064%, 8/25/2024	1,429,863	1,421,130
Freddie Mac, 3.187%, 9/25/2027	550,000	550,143
Freddie Mac, 6%, 8/01/2034	4,858	5,200
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	244,834	265,594
		$2,630,720
Municipals – 5.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$3,360,000	$3,324,813
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	405,000	397,270
Florida State Board of Administration Finance Corp. Rev., Taxable, “A”, 1.705%, 7/01/2027	1,709,000	1,569,197
Gainesville, TX, Hospital District, Taxable, “A”, 5.711%, 8/15/2033	2,330,000	2,531,175
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	675,000	597,490
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	110,000	99,390
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037	2,070,000	1,804,486
Michigan Finance Authority Hospital Refunding Rev., Taxable (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,306,673
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	211,559	197,533
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	3,704,000	3,640,569
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “2”, 2.348%, 12/01/2040	760,000	716,232
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	3,635,000	2,627,986
University of California, General Taxable Rev., Taxable, “BG”, 1.614%, 5/15/2030	2,010,000	1,715,193
		$21,528,007
Network & Telecom – 0.4%
Verizon Communications, Inc., 2.355%, 3/15/2032	$1,726,000	$1,490,716
Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$996,956
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	$1,784,000	$1,589,233

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 2.1%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$2,173,279
Realty Income Corp., REIT, 3.4%, 1/15/2028	2,875,000	2,780,358
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	2,812,375
		$7,766,012
Retailers – 1.0%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,605,000	$1,592,659
Kohl's Corp., 9.5%, 5/15/2025	1,634,000	1,699,595
Nordstrom, Inc., 2.3%, 4/08/2024	518,000	490,020
		$3,782,274
Telecommunications - Wireless – 2.6%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$3,867,529
Crown Castle International Corp., REIT, 3.65%, 9/01/2027	947,000	921,004
Crown Castle International Corp., REIT, 2.25%, 1/15/2031	1,000,000	847,897
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	1,739,000	1,699,586
T-Mobile USA, Inc., 3.875%, 4/15/2030	2,500,000	2,404,813
		$9,740,829
Tobacco – 0.7%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$2,000,000	$1,969,924
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	523,000	537,057
		$2,506,981
Transportation - Services – 0.8%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,990,000	$2,855,028
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.93%, 1/01/2024	$17,263	$17,216
Small Business Administration, 5.36%, 11/01/2025	64,072	64,377
Small Business Administration, 5.39%, 12/01/2025	35,185	35,245
		$116,838
U.S. Treasury Obligations – 31.7%
U.S. Treasury Notes, 2.125%, 12/31/2022 (f)	$14,635,000	$14,593,839
U.S. Treasury Notes, 2.5%, 8/15/2023	12,710,000	12,648,436
U.S. Treasury Notes, 2.75%, 2/15/2024	8,385,000	8,358,142
U.S. Treasury Notes, 2.375%, 8/15/2024	9,230,000	9,131,931
U.S. Treasury Notes, 2%, 2/15/2025	9,900,000	9,693,879
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,097,845
U.S. Treasury Notes, 2.25%, 11/15/2025	5,086,000	4,996,002
U.S. Treasury Notes, 2%, 11/15/2026	6,254,000	6,062,960
U.S. Treasury Notes, 1.625%, 11/30/2026	7,750,000	7,399,736
U.S. Treasury Notes, 1.875%, 2/28/2027	10,066,500	9,705,128
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	4,008,463
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	5,838,320
U.S. Treasury Notes, 0.375%, 9/30/2027	5,672,000	5,031,241
U.S. Treasury Notes, 1.75%, 11/15/2029	4,500,000	4,234,395
U.S. Treasury Notes, 1.5%, 2/15/2030	5,043,500	4,646,521
U.S. Treasury Notes, 1.875%, 2/15/2032	6,605,500	6,165,822
		$117,612,660
Utilities - Electric Power – 4.1%
Enel Americas S.A., 4%, 10/25/2026	$252,000	$247,341
FirstEnergy Corp., 4.4%, 7/15/2027	2,827,000	2,769,612
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	2,712,984
Liberty Utilities Finance Co., 2.05%, 9/15/2030 (n)	3,000,000	2,551,987
Pacific Gas & Electric Co., 1.7%, 11/15/2023	435,000	420,456
Pacific Gas & Electric Co., 3.25%, 2/16/2024	926,000	904,059

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 5.45%, 6/15/2027	$401,000	$397,953
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	814,021
Southern California Edison, 6.65%, 4/01/2029	816,000	889,365
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	924,682
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	222,870
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	2,446,000	2,427,153
		$15,282,483
Total Bonds		$363,153,470
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.72% (v)	3,811,291	$3,811,291

Other Assets, Less Liabilities – 1.0%		3,770,421
Net Assets – 100.0%		$370,735,182
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,811,291 and $363,153,470, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $87,114,706, representing 23.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 3.459% (LIBOR - 1mo. + 1.2%), 11/25/2036	11/12/21	$649,088	$631,276
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.759% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/21	199,500	193,355
Total Restricted Securities			$824,631
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	121	$14,658,016	September – 2022	$184,087
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	5	$656,250	September – 2022	$(9,227)
At July 31, 2022, the fund had liquid securities with an aggregate value of $216,390 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$117,729,498	$—	$117,729,498
Non - U.S. Sovereign Debt	—	3,693,459	—	3,693,459
Municipal Bonds	—	21,528,007	—	21,528,007
U.S. Corporate Bonds	—	130,910,061	—	130,910,061
Residential Mortgage-Backed Securities	—	2,630,720	—	2,630,720
Commercial Mortgage-Backed Securities	—	8,246,212	—	8,246,212
Asset-Backed Securities (including CDOs)	—	4,989,287	—	4,989,287
Foreign Bonds	—	73,426,226	—	73,426,226
Mutual Funds	3,811,291	—	—	3,811,291
Total	$3,811,291	$363,153,470	$—	$366,964,761
Other Financial Instruments
Futures Contracts – Assets	$184,087	$—	$—	$184,087
Futures Contracts – Liabilities	(9,227)	—	—	(9,227)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,207,574	$72,871,725	$72,267,928	$(429)	$349	$3,811,291
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$18,124	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.